Note 16 - Restricted Cash - Components of Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Bank guarantee security deposit	$ 1,013	$ 632	$ 816
Preferred supplier agreement escrow			503
Total	$ 1,013	$ 632	$ 1,319